SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
Note 11 - SUBSEQUENT EVENTS

In August 2016, the Company completed the following transactions involving its common stock:

(i)	A sale and issuance of our common stock to a private accredited investor of 125,000 shares at $0.40 per share.

(ii)	A stock award to two officers for 50,000 shares, 25,000 shares apiece, valued at $0.40 per share.

(iii)	A grant of four-year stock options from our 2011 Plan to eight key employees to purchase an aggregate of 775,000 common shares, vesting quarterly and ratably over the four-year term, including 575,000 shares exercisable at $0.50 per share and 200,000 shares exercisable at $0.65 per share. These stock options included 250,000 shares exercisable at $0.50 per share granted to Jason Mitzo, our Senior Vice President of Sales and Marketing. At the same time, we granted Mr. Mitzo a four-year warrant, fully vested, to purchase 250,000 common shares exercisable at $0.30 per share.

In September 2016, our two principal executives, Messrs. Brown and Lowenthal, converted a total of $292,500 of past compensation owed to them into Notes payable on demand and bearing an interest rate of 6% per annum, which included $180,000 converted by Mr. Brown and $112,500 converted by Mr. Lowenthal.

In September 2016, we issued 100,000 shares of our common stock to an individual providing loan financing services valued at $30,000.

On September 23, 2016, we sold and issued 83,333 shares of our common stock to a private accredited investor at $0.30 per share.

On September 30, 2016, we issued a total of 1,887,222 shares of our common stock to two persons to convert a total of $566,166 of Notes and other debt owed to them into equity on the basis of $0.30 per share; and we also issued 79,330 shares of our common stock to convert an account payable from a creditor of $39,665.

On September 30, 2016, we also completed the following transactions:

(i)	We granted four-year stock options from our 2011 Plan to three employees to purchase a total of 300,000 shares of our common stock at $0.65 per share, vesting quarterly and ratably over the four-year term.

(ii)	We issued a total of 320,000 shares of our common stock in consideration for past financial services provided by three accredited investors and valued at $0.30 per share.

(iii)	We issued 79,330 shares of our common stock to the owner of our office premises for past due rental in the amount of $39,665.

(iv)	We issued 83,333 common shares to each of our two principal executive officers in consideration for each of them converting $25,000 of their outstanding notes payable, based on $0.30 per share.

In October 2016 we issued 1,217,981 shares of our common stock to Scenic City F-10 VIII, Inc. incident to its exercise of an option for a total purchase amount of $300.

On October 26, 2016, we sold and issued a total of 100,000 shares of our common stock to two accredited investors at $0.30 per share.

The Company follows the guidance in Section 855-10-50 of the FASB Accounting Standards Codification for the disclosure of subsequent events. The Company plans to evaluate subsequent events through the date when the financial statements were issued. Pursuant to ASU 2010-09 of the FASB Accounting Standards Codification, the Company as an eventual SEC filer, considers its financial statements issued when they are widely distributed to users, such as through filing them on EDGAR.

Subsequent to December 31, 2015, through April 15, 2016, the Company sold shares of its common stock resulting in proceeds of $620,000 used for general working capital purposes.